Financial Instruments-Derivatives Not Designated As Hedging Instruments (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Loss on interest rate swaps	$ (8)	$ (189)	$ (641)
[LossOnFinancialInstrumentsMember]
Derivative [Line Items]
Loss on interest rate swaps	$ (8)	$ (189)	$ (641)